CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	Share premium [member] INR (₨)	Share premium [member] USD ($)	Treasury shares [member] INR (₨)	Treasury shares [member] USD ($)	Share based payments reserve [member] INR (₨)	Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨)	[1]	Fair value reserve [Member] USD ($)	[1]	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)	Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨) [2]	Special Economic Zone Reinvestment Reserve [Member] USD ($)	[2]	Actuarial gains/ (losses) [member] INR (₨)	Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)
Beginning Balance at Mar. 31, 2018		₨ 126,460		₨ 830			₨ 7,790		₨ 0		₨ 1,021		₨ (1,046)				₨ 4,184		₨ 45		₨ 173		₨ 0			₨ (402)		₨ 113,865
Adjustment on account of transition to IFRS 9 at Mar. 31, 2018	[3]	(62)		0			0		0		0		(50)				0		0		0		0			0		(12)
Adjusted balance as of April 1, 2018 at Mar. 31, 2018		126,398		830			7,790		0		1,021		(1,096)	[4]			4,184		45		173		0			(402)		113,853
Total comprehensive income
Profit for the year		18,795		0			0		0		0		0				0		0		0		0			0		18,795
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit		(814)		0			0		0		0		(814)				0		0		0		0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	[5]	(152)		0			0		0		0		0				(152)		0		0		0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit		111		0			0		0		0		0				0		111		0		0			0		0
Actuarial gain on post-employment benefit obligations, net of tax (expense)/benefit		7		0			0		0		0		0				0		0		0		0			7		0
Total comprehensive income for the year		17,947		0			0		0		0		(814)				(152)		111		0		0			7		18,795
Transactions with owners of the Company
Issue of equity shares on exercise of options		0		0	[6]		420		0		(420)		0				0		0		0		0			0		0
Share-based payment expense		389		0			0		0		389		0				0		0		0		0			0		0
Purchase of treasury shares		(535)		0			0		(535)		0		0				0		0		0		0			0		0
Dividend paid		(4,002)		0			0		0		0		0				0		0		0		0			0		(4,002)
Total transactions with owners of the Company		(4,148)		0			420		(535)		(31)		0				0		0		0		0			0		(4,002)
Ending Balance at Mar. 31, 2019		140,197		830			8,210		(535)		990		(1,910)				4,032		156		173		0			(395)		128,646
Total comprehensive income
Profit for the year		19,498		0			0		0		0		0				0		0		0		0			0		19,498
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit		(476)		0			0		0		0		(495)				0		0		0		0			0		19	[7]
Foreign currency translation adjustments, net of tax (expense)/benefit		311		0			0		0		0		0				311		0		0		0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit		(719)		0			0		0		0		0				0		(719)		0		0			0		0
Actuarial gain on post-employment benefit obligations, net of tax (expense)/benefit		35		0			0		0		0		0				0		0		0		0			35		0
Total comprehensive income for the year		18,649		0			0		0		0		(495)				(311)		(719)		0		0			35		19,517
Transactions with owners of the Company
Issue of equity shares on exercise of options		11		1			285		3		(278)		0				0		0		0		0			0		0
Share-based payment expense		521		0			0				521		0				0		0		0		0			0		0
Purchase of treasury shares		(474)		0			0		(474)		0		0				0		0		0		0			0		0
Dividend paid		(3,916)		0			0				0		0				0		0		0		0			0		(3,916)
Total transactions with owners of the Company		(3,858)		1			285		(471)		243		0				0		0		0		0			0		(3,916)
Ending Balance at Mar. 31, 2020		154,988		831			8,495		(1,006)		1,233		(2,405)				4,343		(563)		173		0			(360)		144,247
Total comprehensive income
Profit for the year		17,238	$ 236	0			0		0		0		0				0		0		0		0			0		17,238
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit		3,956		0			0		0		0		3,945				0		0		0		0			0		11	[7]
Foreign currency translation adjustments, net of tax (expense)/benefit		706		0			0		0		0		0				706		0		0		0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit		804		0			0		0		0		0				0		804		0		0			0		0
Actuarial gain on post-employment benefit obligations, net of tax (expense)/benefit		(143)		0			0		0		0		0				0		0		0		0			(143)		0
Total comprehensive income for the year		22,561	308	0			0		0		0		3,945				706		804		0		0			(143)		17,249
Transactions with owners of the Company
Issue of equity shares on exercise of options		269		1			392		232		(356)		0				0		0		0		0			0		0
Share-based payment expense		584		0			0		0		584		0				0		0		0		0			0		0
Purchase of treasury shares		(1,193)		0			0		(1,193)		0		0				0		0		0		0			0		0
Dividend paid		(4,147)		0			0		0		0		0				0		0		0		0			0		(4,147)
Total transactions with owners of the Company		(4,487)		1			392		(961)		228		0				0		0		0		0			0		(4,147)
Transfer to special economic zone re-investment reserve, net of reversal of Rs.127		0		0			0		0		0		0				0		0		0		1,402			0		(1,402)
Transfer from special economic zone re-investment reserve on utilization		0		0			0		0		0		0				0		0		0		(76)			0		76
Total (D)		0		0			0		0		0		0				0		0		0		1,326			0		(1,326)
Ending Balance at Mar. 31, 2021		₨ 173,062	2,366	₨ 832			₨ 8,887		₨ (1,967)		₨ 1,461		₨ 1,540				₨ 5,049		₨ 241		₨ 173		₨ 1,326			₨ (503)		₨ 156,023
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $			$ 2,366			$ 11		$ 122		$ (27)		$ 20			$ 21			$ 69		$ 3		$ 2		$ 18			$ (7)			$ 2,133

[1]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[2]	The Company has created a Special Economic Zone (“SEZ”) Reinvestment Reserve out of profits of its eligible SEZ Units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve is to be utilized by the Company for acquiring Plant and Machinery in accordance with Section 10AA(2) of such Act.
[3]	Consists of mark to market gains on mutual funds amounting to Rs.50, offset by an impairment loss of Rs.62 on trade receivables. The net impact of Rs.12 was recognized in retained earnings.
[4]	Represents mark to market gain or loss on available-for-sale financial instruments (under IAS 39) recognized in other comprehensive income (“OCI”). The amount will be retained in OCI and will be re-classified to retained earnings only on disposal of these investments.
[5]	Includes gain of Rs.113 re-classified from foreign currency translation reserve to the income statement on disposal of a foreign operation.
[6]	Rounded to the nearest million.
[7]	Represents gain on disposal of financial instruments classified as FVTOCI instruments re-classified to retained earnings.